Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

The Arena Holdings Group, Inc. (formerly known as TheMaven, Inc.) (“The Arena Group” or the “Company”), was incorporated in Delaware on October 1, 1990. On October 11, 2016, the predecessor entity now known as The Arena Group exchanged its shares with another entity that was incorporated in Delaware on July 22, 2016. On November 4, 2016, these entities consummated a recapitalization. This resulted in The Arena Group becoming the parent entity, and the other Delaware entity becoming the wholly owned subsidiary. On December 19, 2019, the Company’s wholly owned subsidiaries The Arena Platform, Inc. (formerly known as Maven Coalition, Inc.), and HubPages, Inc. (“HubPages”), which was acquired by the Company in a merger during 2018, were merged into another of the Company’s wholly owned subsidiaries, Say Media, Inc. (“Say Media”), which was acquired by the Company in a merger during 2018, with Say Media as the surviving corporation. On January 6, 2020, Say Media changed its name to The Arena Platform, Inc. (“Arena Platform”). As of December 31, 2023, the Company’s wholly owned subsidiaries consist of The Arena Platform, The Arena Media Brands, LLC (“Arena Media”) (formerly known as Maven Media Brands, LLC) formed during 2019 as a wholly owned subsidiary of The Arena Group), TheStreet, Inc. (“TheStreet” acquired by the Company in a merger during 2019), College Spun Media Incorporated (“The Spun” acquired by the Company in a merger during 2021) and Athlon Holdings, Inc. (“Parade” acquired by the Company in a merger during 2022 as further described in Note 4).

The Company changed its legal name to The Arena Group Holdings, Inc. from TheMaven, Inc. on February 8, 2022. The Company’s subsidiaries changed their corporate names to The Arena Platform, Inc. from Maven Coalition, Inc. and to The Arena Media Brands, LLC from Maven Media Brands, LLC on February 18, 2022.

Unless the context indicates otherwise, The Arena Group, The Arena Platform, TheStreet, The Spun and Parade, are together hereinafter referred to as the “Company.”

Reverse Stock Split

On February 8, 2022, the Board approved a one-for-twenty-two (1-for-22) reverse stock split of its outstanding shares of common stock that was effective February 8, 2022. The Company’s common stock began trading on the NYSE American (the “NYSE American”) on February 9, 2022 (as further described below). At the effective time, every twenty-two shares of issued and outstanding common stock were automatically combined into one issued and outstanding share of common stock, without any change in the number of authorized shares. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number.

The accompanying financial statements and notes to the financial statements give effect to the reverse stock split for all periods presented. The shares of common stock retained a par value of $0.01 per share. Accordingly, stockholders’ deficiency reflects the reverse stock split by reclassifying from “common stock” to “additional paid-in capital” in an amount equal to the par value of the decreased shares resulting from the reverse stock split. In connection with the reverse stock split, proportionate adjustments were made to increase the per share exercise prices and decrease the number of shares of common stock issuable upon exercise of common stock options and warrants whereby approximately the same aggregate price is required to be paid for such securities upon exercise as had been payable immediately preceding the reverse stock split. Any fractional shares that would otherwise be issued as a result of the reverse stock split were rounded up to the nearest whole share.

On February 9, 2022, in connection with the Company’s legal name change and reverse stock split, the Company up-listed its common stock to the NYSE American, which began trading on February 9, 2022 under the symbol “AREN.” The Company’s common stock, prior to the up-list, was quoted on the OTC Markets Group Inc.’s (“OTCM”) OTCQX® Best Market (the “OTCQX”) under the symbol “MVEN.”

Business Operations

The Company is a media company that leverages technology to build deep content verticals powered by anchor brands and a best-in-class digital media platform (the “Platform”) empowering publishers who impact, inform, educate, and entertain. The Company’s strategy is to focus on key subject matter verticals where audiences are passionate about a topic category (e.g., sports and finance) where it can leverage the strength of its core brands to grow its audience and increase monetization both within its core brands as well as for its media publisher partners (each, a “Publisher Partner”). The Company’s focus is on leveraging its Platform and brands in targeted verticals to maximize audience reach, enhance engagement, and optimize monetization of digital publishing assets for the benefit of its users, its advertiser clients, and its greater than 40 owned and operated properties as well as properties it runs on behalf of independent Publisher Partners. The Company owns and operates TheStreet, The Spun, Parade, and Men’s Journal and powers more than 320 independent Publisher Partners, including the many sports team sites that comprise FanNation.

Each Publisher Partner joins the Platform by invitation only with the objective of improving our position in key verticals while optimizing the performance of the Publisher Partner. Publisher Partners incur the costs in content creation on their respective channels and receive a share of the revenue associated with their content. Because of the state-of-the-art technology and large scale of the Platform and our expertise in search engine optimization, social media, ad monetization and subscription marketing, Publisher Partners continually benefit from our ongoing technological advances and audience development expertise. Additionally, we believe the lead brands within our verticals create a halo benefit for all Publisher Partners while each of them adds to the breadth and quality of content.

Platform

The Company developed the Platform, a proprietary online publishing platform that provides its owned and operated media businesses, Publisher Partners (who are third parties producing and publishing content on their own domains), and individual creators contributing content to its owned and operated sites (“Expert Contributors”), the ability to produce and manage editorially focused content through tools and services provided by it. The Company has also developed proprietary advertising technology, techniques and relationships that allow it, its Publisher Partners, and its Expert Contributors to monetize editorially focused online content through various display and video advertisements and tools and services for driving a subscription or membership based business and other monetization services (the “Monetization Solutions” and, together with the Platform, the “Platform Services”). The Company’s Platform offers audiences bespoke content with optimized design and page construction.

The Platform comprises state-of-the-art publishing tools, video platforms, social distribution channels, newsletter technology, machine learning content recommendations, notifications, and other technology that deliver a complete set of features to drive a digital media business in an entirely cloud-based suite of services. The Company’s software engineering and product development teams are experienced at delivering these services at scale. The Company continues to develop the Platform software by combining proprietary code with components from the open-source community, plus select commercial services as well as identifying, acquiring, and integrating other platform technologies where it sees unique long-term benefits to it.

Seasonality

The Company does experience seasonality during the year, as a result of advertising seasonality and sports seasons and major sporting events. Advertising typically peaks in the fourth quarter of the Company’s fiscal year as advertisers concentrate their budgets during the holiday season. This trend is magnified as it also includes the professional sports and college football seasons, which account for a significant portion of the Company’s advertising revenue during that period of the year. Other sporting events such as the Super Bowl, Winter and Summer Olympics, soccer’s World Cup, and major golf, tennis and cycling events create increased traffic surrounding the respective events.

Going Concern

The Company performed an annual reporting period going concern assessment. Management is required to assess the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the liquidation of liabilities in the normal course of business. The Company’s consolidated financial statements do not include any adjustments that might be necessary if it is unable to continue as a going concern.

Most recently, for the year ended December 31, 2023, the Company incurred a net loss from continuing operations of $55,582, had cash on hand of $9,284 and a working capital deficit of $145,622. The Company’s net loss from continuing operations and working capital deficit have been evaluated by management to determine if the significance of those conditions or events would limit its ability to meet its obligations when due. Also, since the Company’s 2023 Notes (see Note 18), Senior Secured Notes, Delayed Draw Term Notes and 2022 Bridge Notes (see Note 19) (collectively “its current debt”) are subject to a forbearance period through the earlier of the following: (a) April 30, 2024; (b) the occurrence of the closing of the Business Combination and (c) the termination of the Business Combination prior to closing (as further described in Note 28) unless the Company is able to refinance or modify the terms of its current debt it runs the risk that its debt could be called, therefore, it may not be able to meet its obligations when due.

In its evaluation, management determined there is substantial doubt about the Company’s ability to continue as a going concern for a one-year period following the financial statement issuance date, unless it is able to refinance or modify its current debt.

The Company plans to refinance or modify the maturities of its current debt and complete the Business Combination to alleviate the conditions that raise substantial doubt about its ability to continue as a going concern, however, there can be no assurance that the Company will be able to refinance or modify its current debt and complete the Business Combination.